Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2022	$ 59
2023	46
2024	30
2025	18
2026	13
Thereafter	84
Total future undiscounted cash outflows	250
Effect of discounting	(47)
Total operating lease liabilities	$ 203	$ 196